TANGIBLE ASSETS - Properties, plant and equipment balance (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,027.4		$ 6,588,483	$ 6,654,006	[2]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			9,668,799	9,355,172		$ 9,054,173	$ 8,758,542
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3,074,412)	(2,693,773)		(2,492,071)	(2,243,410)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(5,904)	(7,393)		(2,587)	(1,084)
Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			5,663,743	5,799,997
Property, plant and equipment for own use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			8,740,485	8,497,557		8,388,936	7,969,593
Property, plant and equipment for own use | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3,070,841)	(2,690,167)		(2,487,188)	(2,236,346)
Property, plant and equipment for own use | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(5,901)	(7,393)		$ (2,499)	$ (1,017)
Property, plant and equipment for own use | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,007,276	1,004,047
Property, plant and equipment for own use | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,011,018	1,007,788
Property, plant and equipment for own use | Land | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3,742)	(3,741)
Property, plant and equipment for own use | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			2,082,359	2,154,604
Property, plant and equipment for own use | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			2,652,100	2,640,644
Property, plant and equipment for own use | Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(569,741)	(485,924)
Property, plant and equipment for own use | Buildings | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(116)
Property, plant and equipment for own use | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			329,095	330,501
Property, plant and equipment for own use | Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,013,974	944,127
Property, plant and equipment for own use | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(684,617)	(613,400)
Property, plant and equipment for own use | Office Equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(262)	(226)
Property, plant and equipment for own use | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			464,822	452,094
Property, plant and equipment for own use | Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,725,795	1,573,284
Property, plant and equipment for own use | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(1,260,973)	(1,121,179)
Property, plant and equipment for own use | Computer Equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(11)
Property, plant and equipment for own use | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			63,556	68,997
Property, plant and equipment for own use | Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			134,417	131,301
Property, plant and equipment for own use | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(70,826)	(62,304)
Property, plant and equipment for own use | Motor vehicles | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(35)
Property, plant and equipment for own use | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,130,270	1,171,443
Property, plant and equipment for own use | Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,354,271	1,362,242
Property, plant and equipment for own use | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(222,139)	(187,500)
Property, plant and equipment for own use | Machinery | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(1,862)	(3,299)
Property, plant and equipment for own use | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			2,874	3,853
Property, plant and equipment for own use | Silos [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			8,613	8,613
Property, plant and equipment for own use | Silos [Member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(5,739)	(4,760)
Property, plant and equipment for own use | Warehouses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			17,737	17,858
Property, plant and equipment for own use | Warehouses [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			44,416	43,592
Property, plant and equipment for own use | Warehouses [Member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(26,679)	(25,734)
Property, plant and equipment for own use | Advanced payments for acquisition of plant property and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,284	6,974
Property, plant and equipment for own use | Advanced payments for acquisition of plant property and equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,284	6,974
Property, plant and equipment for own use | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			160,219	166,113
Property, plant and equipment for own use | Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			381,158	348,431
Property, plant and equipment for own use | Leasehold improvements | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(220,939)	(182,318)
Property, plant and equipment for own use | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			185,264	211,120
Property, plant and equipment for own use | Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			185,264	211,120
Property, plant and equipment for own use | Bearer plants
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			218,987	212,393
Property, plant and equipment for own use | Bearer plants | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			228,175	219,441
Property, plant and equipment for own use | Bearer plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ (9,188)	$ (7,048)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.